INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Expected tax loss carryforwards	$ 25,216
Income tax expense continuing operations	$ 10	$ 32
Statutory income tax rate	23.00%	23.00%
Changes in valuation allowance	$ 1,392	$ 922
Israel [Member]
Income Taxes [Line Items]
Corporate tax rate	23.00%	23.00%
Statutory income tax rate	23.00%	23.00%
China [Member]
Income Taxes [Line Items]
Corporate tax rate	25.00%
Cayman Islands [Member]
Income Taxes [Line Items]
Statutory income tax rate	0.00%